Board Compensation and Key Management Personnel	12 Months Ended
Dec. 31, 2017
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Board Compensation and Key Management Personnel
21.	Board Compensation and Key Management Personnel

On May 29, 2017, the Company changed its governance structure from a two-tier model consisting of a Management Board acting under the supervision of a separate Supervisory Board to a one-tier board model with a unitary Board of Directors consisting of an Executive Director and Non-Executive Directors. In the one-tier board model, the Board of Directors as a collective (i.e., the Executive Director and the Non-Executive Directors) are charged with both the management and monitoring functions of the Company’s general course of affairs inclusive of the Company’s overall business strategy and financial policies. The Executive Director manages the day to-day business and operations of the Company and implements the Company’s strategy. The Non-Executive directors focus on the supervision of policy and the performance of the duties of all directors, as well as the Company’s general state of affairs.

Prior to May 29, 2017, the Company’s Management Board was in charge of managing the Company and consisted of Ton Logtenberg, Chief Executive Officer (CEO) and Shelly Margetson, the former Chief Operating Officer (COO). Ms. Margetson resigned as a statutory director of the Company effective as of May 24, 2017 and ended her employment with the Company effective as of August 1, 2017. The Supervisory Board was responsible for the supervision of the Management Board and the general course of affairs of the Company. Subsequent to May 29, 2017, the members of the Supervisory Board are now Non-Executive Directors while Mr. Logtenberg remains as the lone Executive Director on the unitary Board of Directors.

In addition to Board of Directors, the Company employs certain Key Management Personnel responsible for executing the day-to-day business and operations of the Company. Key Management Personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Company includes the following employees in this classification: John Crowley, Chief Financial Officer, Hui Liu, Ph.D., Chief Business Officer, Andres Sirulnik, M.D., Ph.D., Chief Medical Officer, Mark Throsby, Ph.D., Chief Scientific Officer and Alexander Berthold Hendrik Bakker, Ph.D., Chief Development Officer.

Executive Directors

In 2017, 2016, and 2015 the following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the statutory directors:

	December 31,
Name	Gross Salary	Bonus	Pension	Option cost	Total
	(Amounts in Euros)
Ton Logtenberg, CEO
2017	432,782	337,945	51,528	4,675,590	5,497,845
2016	369,204	147,820	17,717	907,236	1,441,977
2015	236,032	89,072	18,591	1,910,204	2,253,899
Shelley Margetson(*), COO
2017	(**) 420,782	—	19,595	451,752	892,129
2016	198,987	84,000	6,152	164,547	453,686
2015	159,749	37,365	13,824	284,938	495,876

(*)	Resigned as a statutory director of the Company effective as of May 24, 2017.
(**)	Gross salary includes severance payments totaling €257,260.

During the year ended December 31, 2017, Mr. Logtenberg was granted 377,271 options and 123,745 RSU’s while Ms. Margetson was granted 59,605 options and 19,550 RSU’s. In addition, upon her separation date, Ms. Margetson was entitled to an accelerated vesting of any unvested Company options and restricted stock units held that would have vested during the 12-month period following her separation date.

As of December 31, 2017, Mr. Logtenberg held 661,629 options (2016: 376,912; and 2015: 54,866) with a weighted average exercise price of €14.20 (2016: €2.98; 2015: €5.35) and 123,745 RSU’s.

Key Management Personnel

The remainder of the key management personnel has received the following remuneration for the year 2017.

Remuneration	2017	2016	2015
	(Amounts in Euros)
Short term employment benefits	2,808,998	1,139,763	190,763
Post-employment benefits	108,416	18,720	11,671
Other long term benefits	—	—	—
Termination benefits	—	—	—
Share based payments	5,171,233	1,195,876	57,065
Total	8,088,647	2,354,359	259,499

Some of the key management personnel have long term benefits in the form of life and long term disability insurance policies which have been affected in their name as well as severance conditions in case of termination without cause or leave for good reason.

A number of key management personnel, or their related parties, hold positions in other companies that result in them having control or significant influence over these companies. These companies did not enter into transactions with the Company during the year.

On October 27, 2016, the Company appointed Andres Sirulnik as its Chief Medical Officer (CMO). A total 219,890 options over common shares were granted to Dr. Sirulnik with an exercise price of €16.85 per option.

On February 15, 2017, the Company appointed Peter Silverman as its Senior Vice President, Legal (SVP). A total 50,000 options over common shares were granted to Mr. Silverman with an exercise price of €24.54 per option.

On November 1, 2016, the Company appointed John Crowley as its Chief Financial Officer. A total of 183,241 options over common shares were granted to Mr. Crowley with an exercise price of €15.24 per option.

On October 5, 2015, the Company amended the exercise price of options granted under the 2010 Option plan prior to January 2015, to be €1.93. Those option holders that had already exercised options under this plan were reimbursed the excess paid over €1.93 per share. This amounted in a total reimbursement of €60,935.

Non-Executive Directors

In May 2016, the Company established the Supervisory Board Remuneration Program, which was subsequently replaced by the Non-Executive Compensation Program to reflect the change in governance structure of the Company. As part of this program, Non-Executive Directors are entitled to cash compensation as well as equity compensation. The equity compensation consists of an initial option grant as well as subsequent annual awards.

The following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the members of the Board:

	December 31, 2017			December 31, 2016			December 31, 2015
Name	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total
	(Amounts in Euros)			(Amounts in Euros)			(Amounts in Euros)
Mark Iwicki	59,840	120,596	180,436	50,394	183,367	233,761	26,325	115,380	141,705
Wolfgang Berthold	37,530	90,944	128,474	19,850	50,928	70,778	—	15,475	15,475
Lionel Carnot	35,445	61,870	97,315	24,852	66,959	91,811	—	—	—
John de Koning	38,573	113,613	152,186	26,230	37,000	63,230	—	—	—
Anand Mehra	39,615	83,683	123,298	26,938	84,703	111,641	—	—	—
Gregory Perry	41,700	103,169	144,869	28,356	97,365	125,721	—	—	—
Gabriele Dallmann(*)	—	—	—	—	—	—	11,000	5,795	16,795
Gerard van Odijk(*)	—	—	—	—	—	—	—	16,298	16,298
Total	252,703	573,875	826,578	176,620	520,322	696,942	37,235	152,948	190,273

(*)	former board member

As at December 31, members of the Board held the following number of options:

	December 31, 2017		December 31, 2016		December, 31 2015
Name	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Mark Iwicki	79,226	€7.32	73,576	€6.57	73,576	€6.57
Wolfgang Berthold	24,040	€8.90	26,724	€3.02	14,168	€1.93
Lionel Carnot	22,650	€11.80	17,000	€8.87	—	—
John de Koning	22,650	€11.80	17,000	€8.87	—	—
Anand Mehra	22,650	€11.80	17,000	€8.87	—	—
Gregory Perry	22,650	€11.80	17,000	€8.87	—	—
Gabriele Dallmann(*)	—	—	16,828	€3.24	4,272	€1.93
Gerard van Odijk(*)	—	—	—	—	21,874	€1.93

Total	193,866	€9.61	185,128	€7.21	113,890	€4.93

(*)	former board member